Note 14 - Lease Liabilities and Other Loans (Details Textual) $ in Thousands, kr in Billions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 NOK (kr)
Statement Line Items [Line Items]
Total borrowings	$ 7,836	$ 13,508
Additions to right-of-use assets	5,900	2,700
Cash outflow for leases	6,200	7,500	$ 7,600
Total financial liabilities	66,992	71,409
Financial guarantee contracts [member]
Statement Line Items [Line Items]
Total financial liabilities	$ 10,200			kr 0.1
Bottom of range [member]
Statement Line Items [Line Items]
Right-of-use assets, Term of Contract (Month)	6 months
Top of range [member]
Statement Line Items [Line Items]
Right-of-use assets, Term of Contract (Month)	7 years
Interest bearing loans [member]
Statement Line Items [Line Items]
Borrowings, interest rate	3.83%			3.83%
Credit facility [member]
Statement Line Items [Line Items]
Total borrowings		$ 7,500